Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income
Products, sales to affiliates	$ 747,064	$ 808,834	$ 500,265
Other comprehensive income (loss), income tax benefit	$ 9,197	$ 12,604	$ 5,443